Income Tax - Schedule of Income Tax Expenses (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ (572,818)
Deferred income tax expenses	(1,455,660)		(1,091,247)
Total income tax expenses	¥ (2,028,478)	$ (290,068)	¥ (1,091,247)